Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entities Disclosure [Abstract]
Schedule of Assets and Liabilities of the Lessor VIE	The assets and liabilities of the lessor VIE that most significantly impact the Company’ consolidated balance sheets and the financial statement line items in which they are presented, as of December 31, 2020 and 2021, are as follows:

	December 31,	December 31,
	2020	2021
	(in thousands)
Assets
Cash, cash equivalents and restricted cash	$215	$124
Prepaid expenses and other current assets	—	324

Liabilities
Amounts due to related parties, current	$(229)	(197)
Amounts due to related parties, non-current	(61,361)	(54,767)

	$(61,590)	$(54,964)